INCOME TAXES (Current and Deferred Portion of Income Tax Expense) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
INCOME TAXES [Abstract]
Current income tax expenses		284,352	235,594	185,001
Deferred income tax benefit		(77,355)	(99,289)	(15,559)
Income tax expenses	$ 34,193	206,997	136,305	169,442